Unaudited Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Number of Class A Ordinary Share	Number of Class B Ordinary Share	Class A Ordinary Share	Class B Ordinary Share	Additional paid-in capital	Statutory Reserves	(Accumulated Deficit) /Retained Earnings	Accumulated Other Comprehensive Income/(Loss)	Total
Balance at Dec. 31, 2020					$ 8,368,266		$ (4,947,815)	$ 243,703	$ 3,692,610
Balance (in Shares) at Dec. 31, 2020	21,356,290	7,100,000	21,356	7,100
Net income (loss)							(507,825)		(507,825)
Foreign currency translation adjustment								(92,173)	(92,173)
Balance at Jun. 30, 2021					8,368,266		(5,455,640)	151,530	3,092,612
Balance (in Shares) at Jun. 30, 2021	21,356,290	7,100,000	21,356	7,100
Balance at Dec. 31, 2021					26,010,366	63,659	(1,459,779)	413,175	25,053,776
Balance (in Shares) at Dec. 31, 2021	24,254,842	2,100,000	24,255	2,100
Net income (loss)							14,567,034		14,567,034
Appropriation to statutory reserve						284,472	(284,472)
Appropriation to statutory reserve (in Shares)
Foreign currency translation adjustment								(4,235,969)	(4,235,969)
Balance at Jun. 30, 2022					$ 26,010,366	$ 348,131	$ 12,822,783	$ (3,822,794)	$ 35,384,841
Balance (in Shares) at Jun. 30, 2022	24,254,842	2,100,000	24,255	2,100